Transactions with Related Parties - Unaudited Condensed Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction
Revenues (c)	$ 22,167	$ 19,203
Voyage expenses	0	189
Vessel operating expenses	5,685	5,301
General and administrative expenses (d)	2,975	2,721
Capital Maritime And Trading Corp.
Related Party Transaction
Revenues (c)	22,167	19,203
Voyage expenses	0	189
Vessel operating expenses	5,685	5,301
General and administrative expenses (d)	$ 1,000	$ 1,042